UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of September 30, 2017 (Unaudited)

Deutsche Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.8%
Australia 5.9%
Arena REIT	401,782	725,689
BGP Holdings PLC* (a)	11,394,023	235,665
Goodman Group	1,869,246	12,104,948
GPT Group	2,687,523	10,474,708
Mirvac Group	5,432,194	9,782,266
Scentre Group	4,035,417	12,452,246
Vicinity Centres	1,452,319	3,033,869
Viva Energy REIT	1,075,792	1,782,342
Westfield Corp.	1,830,630	11,282,976
(Cost $54,808,806)		61,874,709
Austria 0.9%
BUWOG AG* (Cost $6,810,428)	303,519	9,090,905
Canada 2.7%
Canadian Apartment Properties REIT (b)	415,397	11,229,285
Dream Office Real Estate Investment Trust	399,046	6,725,656
Granite Real Estate Investment Trust	264,326	10,606,935
(Cost $27,091,417)		28,561,876
France 4.1%
Gecina SA	88,422	14,347,471
Klepierre SA	388,080	15,248,533
Unibail-Rodamco SE	54,959	13,364,710
(Cost $39,180,724)		42,960,714
Germany 3.6%
Alstria Office REIT-AG	328,846	4,705,689
Deutsche Wohnen SE	260,073	11,060,425
TLG Immobilien AG	152,278	3,513,368
Vonovia SE	440,741	18,782,629
(Cost $30,651,070)		38,062,111
Hong Kong 8.0%
Hang Lung Properties Ltd.	4,361,000	10,370,282
Henderson Land Development Co., Ltd.	1,757,000	11,668,051
Hopewell Holdings Ltd.	776,600	3,036,617
I-CABLE Communications Ltd.*	189,682	6,308
Link REIT	2,207,244	17,898,179
New World Development Co., Ltd.	7,277,000	10,474,717
Sino Land Co., Ltd.	5,534,000	9,733,287
Sun Hung Kai Properties Ltd.	680,140	11,075,628
Swire Properties Ltd.	1,300,600	4,415,413
Wharf Holdings Ltd.	699,000	6,239,920
(Cost $72,869,415)		84,918,402
Ireland 0.7%
Green REIT PLC (b)	2,132,488	3,819,495
Hibernia REIT PLC (c)	1,795,805	3,254,550
Hibernia REIT PLC (c)	352,000	636,201
(Cost $6,200,144)		7,710,246
Japan 9.9%
Advance Residence Investment Corp.	819	2,014,010
Daibiru Corp.	204,800	2,266,022
Frontier Real Estate Investment Corp.	1,079	4,378,293
Global One Real Estate Investment Corp.	2,763	8,994,174
Invesco Office J-Reit, Inc.	1,202	1,145,194
Japan Logistics Fund, Inc.	3,667	6,826,139
Japan Real Estate Investment Corp.	1,762	8,465,806
Japan Retail Fund Investment Corp.	2,551	4,578,006
Japan Senior Living Investment Corp.	7	8,621
Mitsubishi Estate Co., Ltd.	1,316,200	22,891,754
Mitsui Fudosan Co., Ltd.	818,900	17,774,451
Mori Hills REIT Investment Corp.	6,202	7,432,357
Mori Trust Sogo Reit, Inc.	1,666	2,494,898
NTT Urban Development Corp.	724,100	7,211,555
Premier Investment Corp.	6,089	5,779,276
Sekisui House Reit, Inc. (b)	2,029	2,342,001
(Cost $103,801,941)		104,602,557
Netherlands 1.1%
InterXion Holding NV* (d) (Cost $9,177,281)	231,097	11,769,770
Singapore 2.5%
APAC Realty Ltd.*	1,509,658	862,534
CDL Hospitality Trusts	3,805,553	4,542,152
City Developments Ltd.	983,900	8,229,942
Frasers Logistics & Industrial Trust	4,038,400	3,187,837
Mapletree Logistics Trust	3,568,300	3,263,388
Suntec Real Estate Investment Trust	4,691,400	6,453,661
(Cost $22,947,359)		26,539,514
Spain 0.9%
Merlin Properties Socimi SA (Cost $8,005,782)	691,298	9,588,354
Sweden 1.6%
Castellum AB	453,623	7,125,644
Fabege AB	256,533	5,262,161
Hufvudstaden AB "A"	242,754	4,145,345
(Cost $13,053,383)		16,533,150
Switzerland 0.7%
PSP Swiss Property AG (Registered) (Cost $6,758,072)	76,850	7,083,455
United Kingdom 5.1%
Assura PLC	3,249,955	2,730,729
British Land Co. PLC	1,105,332	8,928,570
Great Portland Estates PLC	646,831	5,294,002
Hammerson PLC	392,595	2,825,610
Intu Properties PLC	921,549	2,846,916
Land Securities Group PLC	393,228	5,124,346
LondonMetric Property PLC	1,540,663	3,435,470
Safestore Holdings PLC	325,053	1,901,068
Segro PLC	1,350,544	9,705,690
St. Modwen Properties PLC	265,181	1,329,926
The PRS REIT PLC *	2,067,938	2,847,239
UNITE Group PLC	618,644	5,703,820
Warehouse Reit PLC *	781,394	1,066,700
(Cost $48,780,330)		53,740,086
United States 51.1%
Agree Realty Corp. (REIT)	162,331	7,967,205
Alexandria Real Estate Equities, Inc. (REIT)	207,684	24,708,166
Boston Properties, Inc. (REIT)	154,931	19,037,921
Camden Property Trust (REIT)	237,541	21,723,124
CareTrust REIT, Inc. (REIT)	430,809	8,202,603
Colony NorthStar, Inc. "A" (REIT)	75,610	949,662
CoreSite Realty Corp. (REIT)	121,959	13,647,212
Crown Castle International Corp. (REIT)	115,577	11,555,388
DiamondRock Hospitality Co. (REIT)	533,182	5,838,343
Douglas Emmett, Inc. (REIT)	240,949	9,498,210
Duke Realty Corp. (REIT)	745,809	21,494,215
EastGroup Properties, Inc. (REIT)	168,474	14,845,929
Empire State Realty Trust, Inc. "A" (REIT)	342,195	7,028,685
Equity LifeStyle Properties, Inc. (REIT)	185,933	15,819,180
Equity Residential (REIT)	274,809	18,118,157
Essex Property Trust, Inc. (REIT)	55,203	14,023,218
Extended Stay America, Inc. (Units)	491,425	9,828,500
Extra Space Storage, Inc. (REIT)	227,604	18,190,112
Four Corners Property Trust, Inc. (REIT)	342,715	8,540,458
GGP, Inc. (REIT)	679,734	14,118,075
Healthcare Realty Trust, Inc. (REIT)	294,053	9,509,674
Hudson Pacific Properties, Inc. (REIT)	363,014	12,171,859
Invitation Homes, Inc. (REIT) (b)	452,939	10,259,068
JBG SMITH Properties (REIT)*	196,966	6,738,207
MGM Growth Properties LLC "A" (REIT) (b)	395,194	11,938,811
Mid-America Apartment Communities, Inc. (REIT)	120,435	12,872,093
Pebblebrook Hotel Trust (REIT) (b)	268,682	9,710,168
Piedmont Office Realty Trust, Inc. "A" (REIT)	114,667	2,311,687
Prologis, Inc. (REIT)	104,698	6,644,135
Public Storage (REIT)	58,453	12,508,357
Retail Properties of America, Inc. "A" (REIT)	946,508	12,427,650
Rexford Industrial Realty, Inc. (REIT)	534,667	15,302,170
Simon Property Group, Inc. (REIT)	142,749	22,984,017
STORE Capital Corp. (REIT)	386,862	9,621,258
Sunstone Hotel Investors, Inc. (REIT)	749,456	12,043,758
The Macerich Co. (REIT)	280,039	15,393,744
Urban Edge Properties (REIT)	442,759	10,679,347
Ventas, Inc. (REIT)	313,414	20,412,654
VEREIT, Inc. (REIT)	1,722,922	14,283,023
Weingarten Realty Investors (REIT)	339,126	10,763,859
Welltower, Inc. (REIT)	503,768	35,404,815
(Cost $493,545,465)		539,114,717
Total Common Stocks (Cost $943,681,617)		1,042,150,566
Right 0.0%
Singapore
Mapletree Logistics Trust, Expiration Date 10/4/2017* (Cost $0)	277,610	19,553

Securities Lending Collateral 4.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (e) (f) (Cost $44,739,081)	44,739,081	44,739,081
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 1.06% (e) (Cost $8,643,690)	8,643,690	8,643,690
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $997,064,388)	103.8	1,095,552,890
Other Assets and Liabilities, Net	(3.8)	(40,298,469)
Net Assets	100.0	1,055,254,421

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2017 amounted to $43,488,594, which is 4.1% of net assets.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the New York Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2017 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Right
Diversified	351,748,618	34%
Office	166,231,281	16%
Apartments	123,098,256	12%
Shopping Centers	83,116,132	8%
Health Care	76,269,096	7%
Regional Malls	61,586,741	6%
Industrial	55,292,008	5%
Hotels	49,359,580	5%
Storage	32,599,537	3%
Specialty Services	26,128,921	2%
Software	11,769,770	1%
Retail	4,970,179	1%
Total	1,042,170,119	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$61,639,044	$235,665	$61,874,709
Austria	—	9,090,905	—	9,090,905
Canada	28,561,876	—	—	28,561,876
France	—	42,960,714	—	42,960,714
Germany	—	38,062,111	—	38,062,111
Hong Kong	—	84,918,402	—	84,918,402
Ireland	—	7,710,246	—	7,710,246
Japan	—	104,602,557	—	104,602,557
Netherlands	11,769,770	—	—	11,769,770
Singapore	862,534	25,676,980	—	26,539,514
Spain	—	9,588,354	—	9,588,354
Sweden	—	16,533,150	—	16,533,150
Switzerland	—	7,083,455	—	7,083,455
United Kingdom	9,038,285	44,701,801	—	53,740,086
United States	539,114,717	—	—	539,114,717
Right	—	19,553	—	19,553
Short-Term Investments (g)	53,382,771	—	—	53,382,771
Total	$642,729,953	$452,587,272	$235,665	$1,095,552,890

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended September 30, 2017, the amount of the transfers between Level 2 and Level 1 was $17,068,719.

Transfers between price levels are recognized at the beginning of the reporting period.

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017